Schedule of investments
Delaware Ivy VIP Pathfinder Moderately Conservative – Managed Volatility
March 31, 2024 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 97.88%<<
Fixed Income Funds — 43.33%
Delaware Ivy VIP Corporate Bond Class II	1,807,520	$ 8,441,120
Delaware Ivy VIP High Income Class I	96,907	292,659
Delaware Ivy VIP Limited-Term Bond Class II	898,501	4,267,879
		13,001,658
Global / International Equity Fund — 14.79%
Delaware Ivy VIP International Core Equity Class II	259,395	4,438,247
		4,438,247
US Equity Funds — 39.76%
Delaware Ivy VIP Core Equity Class II	212,055	3,053,593
Delaware Ivy VIP Growth Class II	273,379	2,974,368
Delaware Ivy VIP Mid Cap Growth Class I	122,784	1,338,344
Delaware Ivy VIP Small Cap Growth Class II	41,024	268,704
Delaware Ivy VIP Smid Cap Core Class II	98,172	1,209,479
Delaware Ivy VIP Value Class II	564,669	3,083,090
		11,927,578
Total Affiliated Mutual Funds (cost $33,979,373)		29,367,483

Short-Term Investments — 1.98%
Money Market Mutual Funds — 1.98%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.20%)	148,993	148,993
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	148,992	148,992
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.34%)	148,992	148,992
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	148,992	$ 148,992
Total Short-Term Investments (cost $595,969)		595,969

Total Value of Securities—99.86% (cost $34,575,342)		29,963,452
Receivables and Other Assets Net of Liabilities—0.14%		40,595
Net Assets Applicable to 9,150,352 Shares Outstanding—100.00%		$30,004,047
<<	Affiliated company.
NQ- IV044 [0324] 0524 (3566227)    1

Schedule of investments
Delaware Ivy VIP Pathfinder Moderately Conservative – Managed Volatility   (Unaudited)
The following futures contracts were outstanding at March 31, 2024:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(1)	E-Mini Russell 2000 Index	$(107,295)	$(104,702)	6/21/24	$(2,593)	$(375)
(5)	E-Mini S&P 500 Index	(1,327,125)	(1,293,686)	6/21/24	(33,439)	(63)
Total Futures Contracts			$(1,398,388)		$(36,032)	$(438)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Portfolio’s total exposure in such contracts, whereas only the variation margin is reflected in the Portfolio’s net assets.
Summary of abbreviations:
S&P – Standard & Poor’s Financial Services LLC
2    NQ- IV044 [0324] 0524 (3566227)